787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

December 18, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Strategic Global Bond Fund, Inc.

(File No. 033-42681 and File No. 811-5603)

Ladies and Gentlemen:

On behalf of BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated November 20, 2015, to the Prospectus, dated April 30, 2015, as amended September 14, 2015, for the Fund. The purpose of the filing is to submit the 497(e) filing dated November 20, 2015, in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC

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